Putnam Global Income Trust
Fund summary
Goal
Putnam Global Income Trust seeks high current income.
Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Global Income Trust	Class A		Class B		Class C		Class M		Class R	Class Y
Share class	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.40%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Global Income Trust	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.50%
Other expenses	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Total annual fund operating expenses	1.13%	1.88%	1.88%	1.38%	1.38%	0.88%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Global Income Trust (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	511	691	291	461	140	90
3 years	745	891	591	748	437	281
5 years	997	1,216	1,016	1,056	755	488
10 years	1,720	2,005	2,201	1,929	1,657	1,084

Expense Example, No Redemption Putnam Global Income Trust (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	191	191
3 years	591	591
5 years	1,016	1,016
10 years	2,005	2,201

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 116%.
Investments
For this “non-diversified” fund, we invest mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate- to long-term maturities (three years or longer). We may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging market investments, can be illiquid.

Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from pre-paid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified” fund, can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. Our use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2009 16.86% Worst calendar quarter Q4 2008 -9.99%
Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Global Income Trust	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
before taxes Class A	Class A	before taxes		(1.67%)	6.83%	7.52%
before taxes Class B	Class B	before taxes		(3.18%)	6.60%	7.16%
before taxes Class C	Class C	before taxes		0.73%	6.93%	7.15%
before taxes Class M	Class M	before taxes		(1.11%)	6.72%	7.33%
before taxes Class R	Class R	before taxes		2.19%	7.44%	7.69%
before taxes Class Y	Class Y	before taxes		2.68%	7.98%	8.13%
after taxes on distributions Class A	Class A	after taxes on distributions		(3.57%)	4.20%	5.22%
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		(1.07%)	4.27%	5.11%
Barclays Capital Global Aggregate Bond Index		Barclays Capital Global Aggregate Bond Index	(no deduction for fees, expenses or taxes)	5.64%	6.46%	7.16%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.